Liquidity - additional information (Details) € in Millions, £ in Millions, $ in Billions	1 Months Ended				6 Months Ended		12 Months Ended
	May 31, 2024 GBP (£)	Apr. 30, 2024 EUR (€)	Mar. 31, 2024 GBP (£)	Feb. 29, 2024 USD ($) tranche	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)
Disclosure Of Financial Instruments [Line Items]
Ratio of floating rate borrowings after impact of derivatives					0.16	0.14	0.10	0.10
Ratio of fixed rate borrowings after impact of derivatives					0.84	0.86	0.90	0.90
Ratio of floating rate borrowings, excluding cash and other liquid assets in Canada					0.05	0.09	0.02	0.02
Ratio of fixed rate borrowings, excluding cash and other liquid assets in Canada					0.95	0.91	0.98	0.98
Liquidity risk
Disclosure Of Financial Instruments [Line Items]
Target average centrally managed bond maturity					5 years
Average centrally managed debt maturity of bonds					9 years 2 months 12 days	9 years 6 months	10 years 6 months
Peak maturity of centrally managed debt maturing in a rolling 12-month period					15.60%	18.50%	15.70%	15.70%
Borrowing capacity under US commercial paper programme | $							$ 4.0
Borrowing capacity under Euro commercial paper programme					£ 3,000
Commercial paper outstanding					0	£ 269		£ 0
Borrowings capacity					5,400
Proceeds from issue of bonds		€ 900		$ 1.7
Tranches | tranche				2
Repayments of bonds	£ 1,800		£ 229
Liquidity risk | 364-day tranches
Disclosure Of Financial Instruments [Line Items]
Extension period			1 year
Revolving credit facility			£ 2,500
Period of tranche			364 days
Liquidity risk | 5-year tranche
Disclosure Of Financial Instruments [Line Items]
Period of tranche			5 years
Liquidity risk | 5-year tranche | Until March 2025
Disclosure Of Financial Instruments [Line Items]
Revolving credit facility			£ 2,850
Liquidity risk | 5-year tranche | Between March 2025 to March 2026
Disclosure Of Financial Instruments [Line Items]
Revolving credit facility			2,700
Liquidity risk | 5-year tranche | Between March 2026 to March 2027
Disclosure Of Financial Instruments [Line Items]
Revolving credit facility			£ 2,500
Liquidity risk | Bilateral facilities
Disclosure Of Financial Instruments [Line Items]
Short term borrowing capacity					1,300
Bilateral facility withdrawn and outstanding					100
Undrawn borrowing facilities					£ 2,100
Liquidity risk | Fixed rate
Disclosure Of Financial Instruments [Line Items]
Target for floating to fixed rate debt					50.00%
Liquidity risk | Top of range
Disclosure Of Financial Instruments [Line Items]
Target centrally managed debt maturing in a rolling 12-month period					20.00%